Derivative Financial Instruments and Hedging	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging	Derivative Financial Instruments and Hedging
As part of its risk management strategy, the Company, from time-to-time, utilizes derivative financial instruments to manage its exposure to changes in raw material prices, energy costs, foreign currencies, and interest rates. In accordance with applicable accounting standards, the Company accounts for most of these contracts as hedges.
The Company sometimes uses futures and swap contracts to manage exposure to changes in prices for forecasted purchases of raw materials, such as nickel, and natural gas. Under these contracts, which are generally accounted for as cash flow hedges, the price of the item being hedged is fixed at the time that the contract is entered into and the Company is obligated to make or receive a payment equal to the net change between this fixed price and the market price at the date the contract matures.
The majority of ATI’s products are sold utilizing raw material surcharges and index mechanisms. However, as of December 31, 2019, the Company had entered into financial hedging arrangements primarily at the request of its customers, related to firm orders, for an aggregate notional amount of approximately 7 million pounds of nickel with hedge dates through 2023. The aggregate notional amount hedged is approximately 7% of a single year’s estimated nickel raw material purchase requirements.
At December 31, 2019, the outstanding financial derivatives used to hedge the Company’s exposure to energy cost volatility included natural gas cost hedges. At December 31, 2019, the company hedged approximately 70% of the Company’s annual forecasted domestic requirements for natural gas for 2020 and approximately 50% for 2021.
While the majority of the Company’s direct export sales are transacted in U.S. dollars, foreign currency exchange contracts are used, from time-to-time, to limit transactional exposure to changes in currency exchange rates for those transactions denominated in a non-U.S. currency. The Company sometimes purchases foreign currency forward contracts that permit it to sell specified amounts of foreign currencies expected to be received from its export sales for pre-established U.S. dollar amounts at specified dates. The forward contracts are denominated in the same foreign currencies in which export sales are denominated. These contracts are designated as hedges of the variability in cash flows of a portion of the forecasted future export sales transactions which otherwise would expose the Company to foreign currency risk, primarily euros. In addition, the Company may also hedge forecasted capital expenditures and designate cash balances held in foreign currencies as hedges of forecasted foreign currency transactions. At December 31, 2019, the Company held euro forward purchase contracts for forecasted capital expenditures designated as cash flow hedges with a notional value of approximately 2 million euro with maturity dates through May 2020.
In 2015, the Company entered into 244.7 million euro notional value of foreign currency forward contracts designated as fair value hedges maturity dates through 2017. The Company recorded $2.7 million of charges during the fiscal year ended December 31, 2017 in costs of sales on the consolidated statement of operations for maturities and mark-to-market changes on these fair value hedges. There were no outstanding fair value hedges as of December 31, 2019, 2018 and 2017.
The Company may enter into derivative interest rate contracts to maintain a reasonable balance between fixed- and floating-rate debt. In July 2019, the Company amended its $50 million floating-for-fixed interest rate swap which converts half of the Term Loan to a fixed rate (now 4.21% following the September 30, 2019 ABL amendment), with a June 2024 maturity. The Company designated the interest rate swap as a cash flow hedge of the Company’s exposure to the variability of the payment of interest on a portion of its Term Loan borrowings. The ineffectiveness at hedge inception, determined from the fair value of the swap immediately prior to amendment, will be amortized to interest expense over the initial Term Loan swap maturity date of January 12, 2021.
There are no credit risk-related contingent features in the Company’s derivative contracts, and the contracts contained no provisions under which the Company has posted, or would be required to post, collateral. The counterparties to the Company’s derivative contracts were substantial and creditworthy commercial banks that are recognized market makers. The Company controls its credit exposure by diversifying across multiple counterparties and by monitoring credit ratings and credit default swap spreads of its counterparties. The Company also enters into master netting agreements with counterparties when possible.
The fair values of the Company’s derivative financial instruments are presented below, representing the gross amounts recognized which are not offset by counterpart or by type of item hedged. All fair values for these derivatives were measured using Level 2 information as defined by the accounting standard hierarchy, which includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs derived principally from or corroborated by observable market data.

(In millions)		December 31, 2019	December 31, 2018
Asset derivatives	Balance sheet location
Derivatives designated as hedging instruments:
Natural gas contracts	Prepaid expenses and other current assets	$—	$0.8
Nickel and other raw material contracts	Prepaid expenses and other current assets	4.4	1.2
Natural gas contracts	Other assets	—	0.2
Nickel and other raw material contracts	Other assets	1.2	0.8
Total derivatives designated as hedging instruments		5.6	3.0
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	—	0.4
Total derivatives not designated as hedging instruments:		—	0.4
Total asset derivatives		$5.6	$3.4

Liability derivatives	Balance sheet location
Derivatives designated as hedging instruments:
Interest rate swap	Other current liabilities	$0.3	$0.2
Foreign exchange contracts	Other current liabilities	—	0.6
Natural gas contracts	Other current liabilities	2.5	0.1
Nickel and other raw material contracts	Other current liabilities	2.5	6.8
Interest rate swap	Other long-term liabilities	1.2	0.3
Natural gas contracts	Other long-term liabilities	1.0	0.3
Nickel and other raw material contracts	Other long-term liabilities	—	2.1
Total derivatives designated as hedging instruments		7.5	10.4
Total liability derivatives		$7.5	$10.4

Assuming market prices remain constant with those at December 31, 2019, a pre-tax loss of $0.9 million is expected to be recognized over the next 12 months.
For derivative financial instruments that are designated as cash flow hedges, the gain or loss on the derivative is reported as a component of other comprehensive income (OCI) and reclassified into earnings in the same period or periods during which the hedged item affects earnings. For derivative financial instruments that are designated as fair value hedges, changes in the fair value of these derivatives are recognized in current period results and are reported as changes within accrued liabilities and other on the consolidated statements of cash flows. The Company did not use net investment hedges for the periods presented. The effects of derivative instruments in the tables below are presented net of related income taxes, excluding any impacts of changes to income tax valuation allowances affecting results of operations or other comprehensive income, when applicable. The 2019 income tax provision includes $6.0 million of tax expense for the recognition of a stranded deferred tax balance arising from deferred tax valuation allowances that was associated with a cash flow hedge portfolio that fully settled in the fourth quarter of 2019 (see Notes 15 and 17 for further explanation on tax impacts within accumulated other comprehensive income (loss)). This tax impact is also excluded from the table below.

Activity with regard to derivatives designated as cash flow hedges for the years ended December 31, 2019 and 2018 were as follows (in millions):

Derivatives in Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivatives		Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (a)
	2019	2018	2019	2018
Nickel and other raw material contracts	$11.3	$(6.4)	$3.9	$7.7
Natural gas contracts	(4.0)	1.5	(0.9)	0.4
Foreign exchange contracts	1.0	0.5	0.5	1.0
Interest rate swap	(0.9)	(0.5)	(0.4)	(0.2)
Total	$7.4	$(4.9)	$3.1	$8.9

(a)
The gains (losses) reclassified from accumulated OCI into income related to the derivatives, with the exception of the interest rate swap, are presented in cost of sales in the same period or periods in which the hedged item affects earnings. The gains (losses) reclassified from accumulated OCI into income on the interest rate swap are presented in interest expense in the same period as the interest expense on the Term Loan is recognized in earnings.

The disclosures of gains or losses presented above for nickel and other raw material contracts and foreign currency contracts do not take into account the anticipated underlying transactions. Since these derivative contracts represent hedges, the net effect of any gain or loss on results of operations may be fully or partially offset.
Changes in the fair value of foreign exchange contract derivatives not designated as hedging instruments are recorded in cost of sales and are reported as changes within accrued liabilities and other on the consolidated statements of cash flows. The Company has no outstanding foreign currency forward contracts not designated as hedges as of December 31, 2019.

(In millions)	Amount of Gain (Loss) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments	2019	2018
Foreign exchange contracts	$0.1	$0.3